Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill:

Changes in the carrying amount of goodwill are as follows:

	December 31,
	2022	2021
Balance, beginning of year	$3,121	$3,397
Impact of foreign exchange changes	(163)	(276)
Balance, end of year	$2,958	$3,121

Goodwill of $2,958 (December 31, 2021 - $3,121), relates to the acquisition of Westport Fuel Systems Netherlands Holding B.V. (formerly known as Prins Autogassystemen Holding B.V.) in 2014. The Company completed its annual assessment of impairment and concluded that goodwill of $2,958 related to the independent aftermarket business segment was not impaired as at December 31, 2022.